REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES
Total revenue	$ 47,017	$ 50,558	$ 58,583
Worldwide | Crypto currency mining
REVENUES
Total revenue	$ 47,017	$ 50,558	58,464
United states | Crypto currency management fees
REVENUES
Total revenue			$ 119